Expense Example	Dec. 23, 2025 USD ($)
Pathfinder Disciplined US Equity ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 60
Expense Example, with Redemption, 3 Years	189
Pathfinder Focused Opportunities ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	$ 189